DECONSOLIDATION AND RECONSOLIDATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥) item
DECONSOLIDATION AND RECONSOLIDATION [Line Items]
Loss (gain) on deconsolidation of subsidiaries				¥ 84,246
Amount due from deconsolidated subsidiaries				¥ 44,722
Number of deconsolidated schools | item				3
Income on reconsolidation of previously deconsolidated entities	$ 2,181	¥ 14,127
Reverse of bad debt allowance of de-consolidated entities		49,472
Offsetting of the net liabilities of de-consolidated entities		38,696
Recognition of the non-controlling interest		¥ 3,351
Tianjin Tutoring [Member]
DECONSOLIDATION AND RECONSOLIDATION [Line Items]
Loss (gain) on deconsolidation of subsidiaries				¥ 77,146
Amount due to deconsolidated subsidiaries				20,083
Guangzhou DP Tutoring [Member]
DECONSOLIDATION AND RECONSOLIDATION [Line Items]
Loss (gain) on deconsolidation of subsidiaries				16,572
Amount due to deconsolidated subsidiaries				2,061
Guangzhou ZS Career Enhancement [Member]
DECONSOLIDATION AND RECONSOLIDATION [Line Items]
Loss (gain) on deconsolidation of subsidiaries				¥ 9,472
Jilin Tutoring [Member]
DECONSOLIDATION AND RECONSOLIDATION [Line Items]
Loss (gain) on deconsolidation of subsidiaries			¥ 29,462
Amount due from deconsolidated subsidiaries			¥ 4,750